Corporate information (Details 2) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Mar. 01, 2017	Dec. 31, 2016	Sep. 30, 2016	Aug. 02, 2016	Jul. 31, 2016	Feb. 29, 2016	Dec. 31, 2015	Sep. 25, 2015	Jul. 14, 2015	Dec. 31, 2014
Assets -
Cash and cash equivalents	S/ 49,216		S/ 80,215					S/ 158,007			S/ 580,499
Accounts receivable from related parties	1,372		704
Inventories	373,020		346,535
Income tax prepayments	27,755		46,546
Other receivables non current
Property, plant and equipment, net	2,208,553		2,273,048
Exploration and evaluation assets	13,416		43,028
Deferred income tax assets	142		6,350
Non-current assets	2,260,760		2,419,886
Liabilities -
Trade and other payables			2,704
Capital stock	423,868		531,461
Investment shares	40,279		50,503
Additional paid-in capital	432,779		545,165
Other reserves	(43,699)		(16,602)
Non-controlling interest	148		112,589
Fosfatos del Pacifico S.A. [Member]
Assets -
Cash and cash equivalents		S/ 34,178	7,575
Accounts receivable from related parties		5,822
Inventories		2,694	2,734
Income tax prepayments		3,892	3,892
Other current assets		5,126	248
Other receivables non current		50,200	48,985
Property, plant and equipment, net		204,975	204,725
Exploration and evaluation assets		52,578	47,630
Deferred income tax assets		23,173	22,622
Non-current assets		382,638	338,411
Liabilities -
Trade and other payables		8,938	2,704
Capital stock		107,593		S/ 1,200	S/ 13,384	S/ 1,000	S/ 23,216		S/ 15,813	S/ 78,178
Investment shares		10,224
Additional paid-in capital		118,569
Other reserves		36,957
Non-controlling interest		100,357	100,722
Net assets held for distribution		S/ 382,638	S/ 335,707